Timing of revenue recognition (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of performance obligations [Line Items]
Total revenue from external customers		₩ 60,033,062	₩ 59,335,889	₩ 59,763,087
Domestic
Disclosure of performance obligations [Line Items]
Total revenue from external customers		57,799,991	55,652,807	55,310,011
Domestic | Performance obligations satisfied at point in time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		57,514,866	55,373,316	54,982,095
Domestic | Performance obligations satisfied over time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		285,125	279,491	327,916
Overseas
Disclosure of performance obligations [Line Items]
Total revenue from external customers	[1]	2,233,071	3,683,082	4,453,076
Overseas | Performance obligations satisfied at point in time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		382,938	399,232	397,392
Overseas | Performance obligations satisfied over time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		₩ 1,850,133	₩ 3,283,850	₩ 4,055,684

[1]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.